Payden Core Bond Fund

Schedule of Investments - July 31, 2020 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (9%)
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.72%, 7/18/27 (a)(b)	$1,854
1,580,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	1,608
3,065,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 3.06%, 4/22/27 (a)(b)	2,761
2,495,434	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.20%, 7/18/27 (a)(b)	2,468
3,015,225	CARS-DB4 LP 144A, 3.25%, 2/15/50 (b)	3,062
57,406	Chase Funding Trust Series 2003-1, (1 mo. LIBOR USD + 0.660%), 0.83%, 11/25/32 (a)	57
3,650,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33 EUR (a)(b)(c)	4,292
2,000,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.220%), 1.49%, 7/20/30 (a)(b)	1,982
1,700,000	CIFC Funding 2017-III Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 2.07%, 7/20/30 (a)(b)	1,653
3,950,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.74%, 8/20/35 (a)(b)	3,593
2,969,400	Domino’s Pizza Master Issuer LLC 144A, 4.33%, 7/25/48 (b)	3,280
2,330,000	Driven Brands Funding LLC 144A, 3.79%, 7/20/50 (b)	2,434
4,366,442	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,848
1,832,073	First Investors Auto Owner Trust 2016-2 144A, 2.53%, 7/15/22 (b)	1,840
1,300,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.72%, 9/15/28 (a)(b)	1,240
3,000,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 9/15/28 (a)(b)	2,802
1,600,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 3.300%), 3.57%, 1/20/30 (a)(b)	1,511
1,950,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.62%, 8/15/28 (a)(b)	1,806
2,550,000	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.72%, 4/21/25 (a)(b)	2,507
627,585	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	616
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 2.27%, 4/20/28 (a)(b)	1,706
2,400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32 EUR (a)(b)(c)	2,809
2,473,684	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.33%, 6/15/28 (a)(b)	2,440
1,150,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33 EUR (a)(b)(c)	1,355
3,578,244	NP SPE II LLC 144A, 2.86%, 11/19/49 (b)	3,583
2,010,000	OCP CLO 2020-18 Ltd. 144A, (3 mo. LIBOR USD + 1.800%), 2.05%, 4/20/30 (a)(b)	2,014
2,840,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.29%, 4/20/29 (a)(b)	2,846

Principal or Shares	Security Description	Value (000)

2,596,950	Planet Fitness Master Issuer LLC 144A, 3.86%, 12/05/49 (b)	$2,376
1,900,000	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 2.700%), 2.98%, 1/15/29 (a)(b)	1,848
2,250,000	Sound Point Euro CLO III Funding DAC 144A, (3 mo. EURIBOR + 0.950%), 0.95%, 4/15/33 EUR (a)(b)(c)	2,625
3,800,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	4,389
2,260,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.400%), 1.57%, 7/15/38 (a)(b)	2,210
2,452,650	Taco Bell Funding LLC 144A, 4.32%, 11/25/48 (b)	2,542
1,900,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	2,213
2,730,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (b)	2,747
2,267,100	Wingstop Funding 2018-1 LLC 144A, 4.97%, 12/05/48 (b)	2,339

Total Asset Backed (Cost - $86,035)		86,256

Bank Loans(d) (2%)
875,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.750%), 3.75%, 1/20/27 EUR (c)	1,005
1,937,425	Altice France SA Term Loan B11 1L, (LIBOR USD 1-Month + 2.750%), 2.93%, 7/31/25	1,863
1,359,750	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 4/06/24	1,331
1,100,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	1,257
952,112	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.74%, 10/22/25	937
1,923,559	Harbor Freight Tools USA Inc. Term Loan 1L, (LIBOR USD 1-Month + 2.500%), 3.25%, 8/16/23	1,890
1,194,837	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.92%, 6/21/26	1,152
1,940,000	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 3.52%, 4/03/24	1,818
1,709,772	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.68%, 2/05/27	1,659
900,000	T-Mobile USA Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 3.16%, 4/01/27	904
3,758,063	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.91%, 5/30/25	3,592

3,060,000	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.250%), 3.18%, 3/16/25	2,950

Total Bank Loans (Cost - $20,782)		20,358

1	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Corporate Bond (43%)
Financial (16%)
790,000	AmWINS Group Inc. 144A, 7.75%, 7/01/26 (b)	$873
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,471
1,650,000	Ares Capital Corp., 3.63%, 1/19/22	1,695
660,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	691
3,400,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (b)	3,497
5,205,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (a)	5,865
3,145,000	Bank of Montreal, (5 yr. Swap Semi 30/360 USD + 1.280%), 4.34%, 10/05/28 (a)	3,371
2,800,000	Bank of Nova Scotia, 1.30%, 6/11/25	2,864
900,000	BBVA USA, 3.88%, 4/10/25	967
1,800,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,947
2,675,000	Charles Schwab Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38%, (a)(e)	2,936
975,000	CIT Group Inc., (3 mo. LIBOR USD + 3.972%), 5.80%, (a)(e)	755
4,675,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (a)	4,977
2,905,000	Citigroup Inc., (3 mo. LIBOR USD + 0.897%), 3.35%, 4/24/25 (a)	3,165
2,700,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate Index + 1.676%), 1.91%, 6/16/26 (a)(b)	2,779
2,235,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	2,344
835,000	Diversified Healthcare Trust, 4.75%, 5/01/24	766
1,250,000	Equinix Inc., 2.88%, 10/01/25 EUR (c)	1,500
2,700,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (b)	2,813
2,315,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	2,526
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 1.63%, 2/15/23 (a)	2,373
1,340,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,348
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,401
2,595,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,616
2,500,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	2,272
1,500,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	1,560
2,055,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	2,209
1,315,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,459
1,000,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,096
2,240,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.387%), 2.85%, 6/04/31 (a)	2,359
1,825,000	Intercontinental Exchange Inc., 2.10%, 6/15/30	1,938
4,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 3.56%, 4/23/24 (a)	4,642
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (b)	4,459

Principal or Shares	Security Description	Value (000)

2,450,000	Lincoln National Corp., 7.00%, 6/15/40	$3,736
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	2,462
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	3,040
2,455,000	Manulife Financial Corp., (USD ICE Swap Rate 11:00 am NY 5Y + 1.647%), 4.06%, 2/24/32 (a)	2,625
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (a)	2,380
2,040,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (b)	2,095
2,300,000	National Securities Clearing Corp. 144A, 1.50%, 4/23/25 (b)	2,393
1,500,000	Nationwide Building Society 144A, (3 mo. LIBOR USD + 1.452%), 4.30%, 3/08/29 (a)(b)	1,738
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	2,365
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,195
1,985,000	Nomura Holdings Inc., 1.85%, 7/16/25	2,018
2,100,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	2,083
1,895,000	OneMain Finance Corp., 8.88%, 6/01/25	2,140
2,100,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,086
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,446
2,850,000	PNC Financial Services Group Inc., 2.60%, 7/23/26	3,145
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)	2,631
2,120,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	2,152
1,700,000	Service Properties Trust, 5.25%, 2/15/26	1,534
4,470,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	4,310
2,740,000	SLM Corp., 5.13%, 4/05/22	2,803
1,905,000	Swedbank AB 144A, 1.30%, 6/02/23 (b)	1,940
1,560,000	Synchrony Bank, 3.00%, 6/15/22	1,608
227,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	361
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	4,652
1,800,000	U.S. Bancorp, 2.40%, 7/30/24	1,927
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	2,059
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	1,992
1,450,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.530%), 3.07%, 4/30/41 (a)	1,590
3,640,000	Wells Fargo & Co., (3 mo. LIBOR USD + 1.170%), 3.20%, 6/17/27 (a)	3,992

		150,032

Industrial (19%)
1,450,000	1011778 BC ULC/New Red Finance Inc. 144A, 5.00%, 10/15/25 (b)	1,485
2,950,000	AbbVie Inc. 144A, 2.60%, 11/21/24 (b)	3,157
2,125,000	AbbVie Inc. 144A, 4.05%, 11/21/39 (b)	2,618
3,318,113	American Airlines 2019-1 Class AA Pass-Through Trust, 3.15%, 2/15/32	3,111
1,900,000	American Honda Finance Corp., 1.20%, 7/08/25	1,930

2

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,655,000	American University, 3.67%, 4/01/49	$3,094
1,605,000	Amgen Inc., 3.38%, 2/21/50	1,891
1,410,000	Apple Inc., 1.65%, 5/11/30	1,485
2,115,000	Applied Materials Inc., 1.75%, 6/01/30	2,239
650,000	AT&T Inc., 2.95%, 7/15/26	714
4,810,000	AT&T Inc., 4.35%, 3/01/29	5,751
940,000	Bausch Health Cos. Inc. 144A, 6.25%, 2/15/29 (b)	1,000
1,755,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,921
2,760,000	Bristol-Myers Squibb Co., 4.13%, 6/15/39	3,703
1,900,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (b)	2,366
4,748,000	Broadcom Inc. 144A, 4.11%, 9/15/28 (b)	5,372
880,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	965
3,590,000	Centene Corp., 3.38%, 2/15/30	3,807
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	3,013
1,725,000	Choice Hotels International Inc., 3.70%, 1/15/31	1,798
2,870,000	Cigna Corp., (3 mo. LIBOR USD + 0.650%), 0.95%, 9/17/21 (a)	2,870
1,205,000	Cigna Corp., 4.80%, 8/15/38	1,598
1,000,000	Coca-Cola Co., 2.50%, 6/01/40	1,087
3,410,000	Comcast Corp., 1.95%, 1/15/31	3,571
980,000	CommScope Technologies LLC 144A, 6.00%, 6/15/25 (b)	1,003
1,860,000	Costco Wholesale Corp., 1.60%, 4/20/30	1,929
1,250,000	Crown European Holdings SA, 2.88%, 2/01/26 EUR (c)(f)	1,531
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%), 1.09%, 5/04/23 (a)(b)	3,221
2,900,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	3,387
1,695,000	Dignity Health, 3.13%, 11/01/22	1,750
1,165,000	Dignity Health, 4.50%, 11/01/42	1,284
2,100,000	Dollar Tree Inc., 3.70%, 5/15/23	2,262
2,500,000	Ford Foundation, 2.42%, 6/01/50	2,708
1,785,000	General Electric Co., 6.75%, 3/15/32	2,261
960,000	HCA Inc., 3.50%, 9/01/30	1,010
2,040,000	HCA Inc., 5.00%, 3/15/24	2,303
950,000	Home Depot Inc., 2.70%, 4/15/30	1,078
700,000	Honeywell International Inc., 1.95%, 6/01/30	752
2,300,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (b)	2,533
890,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (b)	965
2,150,000	Kellogg Co., 2.10%, 6/01/30	2,260
1,725,000	Keurig Dr Pepper Inc., 4.42%, 5/25/25	2,018
960,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	1,079
940,000	Lamar Media Corp. 144A, 4.88%, 1/15/29 (b)	989
3,000,000	Lennar Corp., 4.75%, 11/29/27	3,431
1,585,000	Merck & Co. Inc., 1.45%, 6/24/30	1,631
1,425,000	Merck & Co. Inc., 2.35%, 6/24/40	1,531
1,645,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	1,704
2,930,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	2,999

Principal or Shares	Security Description	Value (000)

2,035,000	NIKE Inc., 3.38%, 3/27/50	$2,478
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,775
1,045,000	Northwell Healthcare Inc., 6.15%, 11/01/43	1,471
935,000	NXP BV/NXP Funding LLC/NXP USA Inc. 144A, 3.40%, 5/01/30 (b)	1,034
700,000	Open Text Corp. 144A, 3.88%, 2/15/28 (b)	729
3,015,000	Orange SA, 9.00%, 3/01/31	5,002
2,340,000	Otis Worldwide Corp. 144A, 2.29%, 4/05/27 (b)	2,513
1,250,000	PayPal Holdings Inc., 2.30%, 6/01/30	1,357
1,500,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	1,598
2,360,000	Prosus NV 144A, 3.68%, 1/21/30 (b)	2,534
1,850,000	Prosus NV 144A, 4.03%, 8/03/50 (b)	1,935
960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	998
190,000	PTC Inc. 144A, 4.00%, 2/15/28 (b)	200
920,000	Qorvo Inc. 144A, 4.38%, 10/15/29 (b)	993
106,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (b)	111
2,450,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	2,499
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	4,086
1,935,000	Stryker Corp., 1.15%, 6/15/25	1,971
3,000,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	3,088
890,000	Target Corp., 2.65%, 9/15/30	1,004
2,910,000	Tencent Holdings Ltd. 144A, 2.39%, 6/03/30 (b)	3,035
2,000,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (b)	2,237
383,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	381
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,154
720,000	TJX Cos. Inc., 3.50%, 4/15/25	804
1,110,000	TJX Cos. Inc., 3.88%, 4/15/30	1,341
4,820,000	Toledo Hospital, 6.02%, 11/15/48	5,593
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,213
1,335,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	1,372
910,000	United Rentals North America Inc., 5.88%, 9/15/26	972
1,995,000	UnitedHealth Group Inc., 3.88%, 8/15/59	2,654
1,615,000	Upjohn Inc. 144A, 1.65%, 6/22/25 (b)	1,664
2,400,000	Vodafone Group PLC, 5.25%, 5/30/48	3,287
5,500,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	6,081
2,680,000	Walmart Inc., 3.05%, 7/08/26	3,047
1,000,000	Walt Disney Co., 2.75%, 9/01/49	1,028
2,400,000	Weibo Corp., 3.38%, 7/08/30	2,512
860,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	967

		186,883

Utility (8%)
2,350,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	2,650
3,590,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (b)	3,555
1,500,000	Chevron Corp., 2.24%, 5/11/30	1,622
2,980,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (b)	2,919
1,170,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,340

3	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,555,150	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (b)	$1,647
1,030,000	Consolidated Edison Co. of New York Inc., 3.95%, 4/01/50	1,332
1,635,000	Duke Energy Corp., 4.20%, 6/15/49	2,197
2,960,000	Enterprise Products Operating LLC, 4.80%, 2/01/49	3,680
1,800,000	EQM Midstream Partners LP, 4.75%, 7/15/23	1,830
1,850,000	EQT Corp., 3.00%, 10/01/22	1,841
1,820,000	Exxon Mobil Corp., 2.99%, 3/19/25	2,004
1,279,726	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,382
1,950,000	FirstEnergy Corp., 1.60%, 1/15/26	1,924
2,760,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	2,422
1,150,000	Interstate Power and Light Co., 3.50%, 9/30/49	1,391
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,551
1,320,000	Lukoil Securities BV 144A, 3.88%, 5/06/30 (b)	1,401
2,395,000	National Fuel Gas Co., 5.50%, 1/15/26	2,593
3,000,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (b)	3,106
2,000,000	ONEOK Partners LP, 6.65%, 10/01/36	2,321
2,850,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,861
2,400,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (b)	2,550
2,000,000	Pertamina Persero PT 144A, 3.10%, 8/27/30 (b)	2,080
2,500,000	Petroleos Mexicanos 144A, 5.95%, 1/28/31 (b)	2,153
2,420,000	Petroleos Mexicanos 144A, 6.49%, 1/23/27 (b)	2,313
2,470,000	Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/01/21	2,488
2,190,000	Range Resources Corp. 144A, 9.25%, 2/01/26 (b)	2,117
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,781
4,800,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 2.00%, 9/29/21 (b)	4,857
1,390,000	TerraForm Power Operating LLC 144A, 4.25%, 1/31/23 (b)	1,461
1,430,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (b)	1,551
2,170,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (b)	2,345
2,000,000	Williams Cos. Inc., 3.75%, 6/15/27	2,194

		77,459

Total Corporate Bond (Cost - $385,471)		414,374

Foreign Government (3%)
8,923,951	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL (c)	2,138
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (b)(c)	4,187
3,690,000	Export-Import Bank of India 144A, 3.25%, 1/15/30 (b)	3,756
2,240,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (b)	2,576
2,100,000	Honduras Government International Bond 144A, 8.75%, 12/16/20 (b)	2,140
1,500,000	Israel Government International Bond, 3.88%, 7/03/50	1,874
3,200,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29 CAD (c)	2,677

Principal or Shares	Security Description	Value (000)

1,950,000	Panama Government International Bond, 4.50%, 4/01/56	$2,642
2,240,000	Paraguay Government International Bond 144A, 4.95%, 4/28/31 (b)	2,626
2,560,000	Republic of Belarus Ministry of Finance 144A, 5.88%, 2/24/26 (b)	2,492
2,000,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (b)	1,940
2,960,000	Uruguay Government International Bond, 4.98%, 4/20/55	4,123

Total Foreign Government (Cost - $30,317)		33,171

Mortgage Backed (33%)
2,030,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 11/15/35 (a)(b)	2,005
2,987,110	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.500%), 1.67%, 6/15/34 (a)(b)	2,812
1,922,823	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.32%, 11/25/39 (a)(b)	1,742
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 9.42%, 11/25/39 (a)(b)	3,225
169,102	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 0.950%), 1.12%, 10/25/29 (a)	169
1,740,173	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.42%, 1/25/29 (a)	1,862
498,790	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 10.92%, 1/25/29 (a)	531
1,690,936	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.42%, 9/25/28 (a)	1,889
3,440,000	Fannie Mae-Aces, 3.70%, 9/25/30 (g)	4,176
1,103,088	FG Q17641 30YR, 3.00%, 4/01/43	1,192
3,680,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.88%, 4/25/26	4,081
1,642,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.94%, 4/25/29	1,881
4,410,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.06%, 8/25/24 (g)	4,797
8,136,000	FHLMC Multifamily Structured Pass-Through Certificates, 3.60%, 2/25/25 (g)	9,010
1,312,797	FN 254766 30YR, 5.00%, 6/01/33	1,500
639,543	FN 725027 30YR, 5.00%, 11/01/33	734
1,240,002	FN 725423 30YR, 5.50%, 5/01/34	1,452
1,191,255	FN 725424 30YR, 5.50%, 4/01/34	1,369
1,064,227	FN 995023 30YR, 5.50%, 8/01/37	1,240
1,653,168	FN 995203 30YR, 5.00%, 7/01/35	1,896
4,360,360	FN AB9186 30YR, 3.00%, 4/01/43	4,681
1,185,064	FN AH3394 30YR, 4.00%, 1/01/41	1,303
1,201,920	FN AJ7689 30YR, 4.00%, 12/01/41	1,322
2,445,504	FN AL2221 15YR, 3.00%, 7/01/27	2,585
1,199,277	FN AL2521 30YR, 3.50%, 9/01/42	1,300

4

Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,172,194	FN AL6968 30YR, 3.50%, 6/01/45	$1,280
5,613,798	FN AL9373 15YR, 2.50%, 10/01/31	5,997
4,238,665	FN AS4168 30YR, 4.00%, 12/01/44	4,631
2,602,644	FN AS4885 30YR, 3.50%, 5/01/45	2,786
5,455,990	FN AS7170 30YR, 3.50%, 5/01/46	5,802
4,855,827	FN AS8305 30YR, 3.00%, 11/01/46	5,201
2,743,069	FN AS8592 15YR, 2.50%, 1/01/32	2,924
4,557,445	FN AS8710 15YR, 2.50%, 2/01/32	4,869
4,048,856	FN AS8807 30YR, 3.50%, 2/01/47	4,289
4,464,922	FN AY4200 30YR, 3.00%, 5/01/45	4,766
715,416	FN AZ3791 30YR, 3.00%, 3/01/46	759
4,121,018	FN AZ7336 30YR, 3.50%, 11/01/45	4,458
5,265,573	FN BC1520 30YR, 3.50%, 8/01/46	5,700
3,646,620	FN BE9567 30YR, 3.50%, 4/01/47	3,875
2,331,430	FN BJ9215 30YR, 4.00%, 6/01/48	2,480
2,399,108	FN BK4740 30YR, 4.00%, 8/01/48	2,549
1,102,374	FN BM2007 30YR, 4.00%, 9/01/48	1,172
754,560	FN BM4862 15YR, 3.00%, 8/01/31	792
1,032,755	FN BM5108 15YR, 3.00%, 2/01/33	1,083
7,372,075	FN BP6345 30YR, 3.00%, 6/01/50	7,807
1,842,290	FN CA0133 30YR, 4.00%, 8/01/47	1,964
2,215,056	FN CA2469 30YR, 4.00%, 10/01/48	2,353
7,440,024	FN CA6314 30YR, 3.00%, 7/01/50	7,980
3,005,116	FN CA6322 30YR, 2.50%, 7/01/50	3,160
5,736,913	FN FM1717 30YR, 3.50%, 12/01/45	6,217
851,621	FN MA2671 30YR, 3.50%, 7/01/46	907
1,715,139	FN MA2868 15YR, 2.50%, 1/01/32	1,805
3,705,980	FN MA3155 15YR, 3.00%, 10/01/32	3,889
5,910,693	FN MA3238 30YR, 3.50%, 1/01/48	6,249
3,290,000	FNCL, 2.00%, 15YR TBA (h)	3,419
19,260,000	FNCL, 2.50%, 30YR TBA (h)	20,237
22,060,000	FNCL, 3.00%, 30YR TBA (h)	23,286
1,134,884	FR ZA4718 30YR, 3.00%, 10/01/46	1,216
1,329,799	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 2.02%, 9/25/49 (a)(b)	1,284
3,100,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 1.550%), 1.73%, 7/25/50 (a)(b)	3,106
886,694	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.82%, 1/25/49 (a)(b)	870
647,494	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.22%, 4/25/49 (a)(b)	626
3,531,042	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.57%, 2/25/49 (a)(b)	3,396
868,864	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.200%), 1.37%, 10/25/29 (a)	870
10,691	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.300%), 1.47%, 4/25/29 (a)	11
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.77%, 12/25/42 (a)	1,113
1,241,226	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%), 10.17%, 7/25/29 (a)	1,125

Principal or Shares	Security Description	Value (000)

1,684,388	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.42%, 12/25/28 (a)	$1,895
4,830,000	G2, 2.50%, 30YR TBA (h)	5,092
7,870,000	G2, 3.00%, 30YR TBA (h)	8,323
5,600,000	G2, 3.00%, 30YR TBA (h)	5,910
4,890,000	G2, 3.50%, 30YR TBA (h)	5,144
3,846,322	G2 4853 30YR, 4.00%, 11/20/40	4,243
1,689,078	G2 5115 30YR, 4.50%, 7/20/41	1,876
92,701	G2 5140 30YR, 4.50%, 8/20/41	102
1,274,613	G2 5175 30YR, 4.50%, 9/20/41	1,404
4,119,053	G2 5258 30YR, 3.50%, 12/20/41	4,496
3,019,139	G2 MA2522 30YR, 4.00%, 1/20/45	3,290
4,259,196	G2 MA3663 30YR, 3.50%, 5/20/46	4,548
8,651,851	G2 MA3802 30YR, 3.00%, 7/20/46	9,192
2,191,191	G2 MA4510 30YR, 3.50%, 6/20/47	2,331
3,552,564	GN 783716 30YR, 3.00%, 2/15/43	3,767
1,340,590	GN 784182 30YR, 4.50%, 8/15/46	1,490
954,752	GN AA5452 30YR, 3.50%, 7/15/42	1,015
60,897	HarborView Mortgage Loan Trust 2004-10, 3.92%, 1/19/35 (g)	62
162,772	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	129
1,347,760	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (b)(g)	1,368
17,852	Landmark Mortgage Securities No 1 PLC, (3 mo. LIBOR GBP + 0.220%), 0.39%, 6/17/38 GBP (a)(c)(f)	23
1,200,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 3.02%, 7/15/35 (a)(b)	1,208
15,812,944	Morgan Stanley Capital I Trust 2018-H3, 0.83%, 7/15/51 (g)	781
17,828	Morgan Stanley Mortgage Loan Trust 2004-5AR, 3.41%, 7/25/34 (g)	18
1,560,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.42%, 10/15/49 (a)(b)	1,456
6,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01 144A, (1 mo. LIBOR USD + 3.750%), 3.92%, 3/25/50 (a)(b)	5,562
321,283	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(g)	333
625,314	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (b)(g)	673
1,346,609	New Residential Mortgage Loan Trust 2017-2 144A, 4.00%, 3/25/57 (b)(g)	1,462
51,866	Prime Mortgage Trust 2005-4, 5.00%, 10/25/35	51
1,201,264	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	883
3,196,394	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.42%, 2/25/47 (a)(b)	3,129
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.57%, 2/25/47 (a)(b)	3,171
1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.67%, 2/25/47 (a)(b)	1,220

5	Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

412	Structured Asset Mortgage Investments Trust 2003-CL1, 2.50%, 7/25/32 (g)	—
401,506	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 3.07%, 7/25/37 (g)	$350

Total Mortgage Backed (Cost - $305,509)		313,054

Municipal (2%)
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	4,136
1,150,000	California Pollution Control Financing Authority 144A, 7.50%, 12/01/39 (b)	185
1,835,000	City of Portland OR, 7.70%, 6/01/22	2,004
2,565,000	Compton Community College District, 3.46%, 8/01/38	2,789
4,000,000	State of California, 3.38%, 4/01/25	4,510
1,495,000	State of California, 7.55%, 4/01/39	2,711
365,000	University of California, 3.26%, 5/15/24	398

Total Municipal (Cost - $15,442)		16,733

U.S. Treasury (15%)
27,950,000	U.S. Treasury Bill, 0.09%, 10/29/20 (i)	27,944
1,395,000	U.S. Treasury Bond, 2.00%, 2/15/50	1,677
19,574,000	U.S. Treasury Bond, 2.38%, 11/15/49	25,336
22,350,000	U.S. Treasury Bond, 3.00%, 2/15/49 (j)(k)(l)	32,252
10,233,139	U.S. Treasury Inflation Indexed Bonds, 0.13%, 10/15/24	10,856
4,369,000	U.S. Treasury Note, 0.25%, 6/15/23	4,386
6,820,000	U.S. Treasury Note, 1.13%, 2/28/27	7,158
1,318,000	U.S. Treasury Note, 1.50%, 11/30/21	1,342
1,956,000	U.S. Treasury Note, 1.50%, 1/15/23	2,022
6,205,000	U.S. Treasury Note, 1.63%, 11/15/22	6,419
3,145,000	U.S. Treasury Note, 2.50%, 1/15/22	3,253
4,550,000	U.S. Treasury Note, 2.75%, 9/30/20	4,569
17,374,000	U.S. Treasury Note, 2.88%, 11/30/25	19,785

Total U.S. Treasury (Cost - $139,579)		146,999

Investment Company (3%)
31,893,517	Payden Cash Reserves Money Market Fund *
	(Cost - $31,894)	31,894

Total Investments (Cost - $1,015,029) (110%)		1,062,839
Liabilities in excess of Other Assets (-10%)		(99,441)

Net Assets (100%)		$963,398

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board. (c) Principal in foreign currency.

(d)	Floating rate security. The rate shown reflects the rate in effect at July 31, 2020. The stated maturity is subject to prepayments.
(e)	Perpetual security with no stated maturity date.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security was purchased on a delayed delivery basis. (i) Yield to maturity at time of purchase.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

6

Payden Core Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 1,150	USD 1,330	Citibank, N.A.	08/19/2020	$ 25
USD 2,206	BRL 11,409	State Street Bank & Trust Co.	11/05/2020	26

				51

Liabilities:
BRL 10,729	USD 2,080	State Street Bank & Trust Co.	08/06/2020	(24)
USD 22,021	EUR 19,484	Citibank, N.A.	09/23/2020	(958)
USD 6,777	CAD 9,195	HSBC Bank USA, N.A.	09/23/2020	(89)
USD 1,997	BRL 10,729	State Street Bank & Trust Co.	08/06/2020	(59)

				(1,130)

Net Unrealized Appreciation (Depreciation)				$(1,079)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	116	Sep-20	$21,145	$573	$ 573
U.S. Treasury 10-Year Note Future	245	Sep-20	34,319	355	355
U.S. Treasury 2-Year Note Future	419	Sep-20	92,592	90	90
U.S. Treasury 5-Year Note Future	109	Sep-20	13,748	1	1
U.S. Ultra Bond Future	59	Sep-20	13,434	1	1

					1,020

Short Contracts:
U.S. 10-Year Ultra Future	555	Sep-20	(88,384)	(1,438)	(1,438)

Total Futures					$ (418)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	06/20/2025	$9,400	$428	$(494)	$922
High Yield Series 34 Index), Pay 5% Quarterly, Receive upon credit default

7	Payden Mutual Funds